RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties			¥ 1,823
Amounts due to related parties		3,430	7,662
A a Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties			1,100
Amounts due to related parties
Member Of Management Team Of Beijing SIWA Century Zhisheng Education Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[1]		185
Amounts due to related parties	[1]		4,232
Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of manangement team of Century Zhisheng [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties			138
Amounts due to related parties
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties
Amounts due to related parties		3,430	3,430
B a Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties			400
Amounts due to related parties

[1]	The loans to a member of management team of Century Zhisheng and borrowings from entities controlled by a member of management team of Century Zhisheng were made for operation purpose without interest bearing and maturity date. In 2017, the member of management team of Century Zhisheng was resigned, led to the reclassification of respective amounts due from and due to such member from related party to a third party.